FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Changes in Fair Value of Derivatives (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	$ 1,011		$ 1,439
Proceeds received from settlement of derivatives	(5,127)		(8,166)
Payment on derivatives settled	5,236		8,047
(Decrease) increase in fair value of derivatives	(225)		(309)
Derivative financial assets, end of year	895		1,011
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,086
Derivative financial liabilities, beginning of year	(12)
Proceeds received from settlement of derivatives	(3,914)		(6,906)
Payment on derivatives settled	3,931		6,826
(Decrease) increase in fair value of derivatives	6		97
Derivative financial assets, end of year	1,121		1,086
Derivative financial liabilities, end of year	11		(12)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, end of year	(243)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	34		55
Proceeds received from settlement of derivatives	(3)		1
Payment on derivatives settled	0		0
(Decrease) increase in fair value of derivatives	5		(22)
Derivative financial assets, end of year	36		34
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,098		1,412
Proceeds received from settlement of derivatives	0		0
Payment on derivatives settled	0		0
(Decrease) increase in fair value of derivatives	12		(314)
Derivative financial assets, end of year	1,110		1,098
Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Proceeds received from settlement of derivatives	(9)
Payment on derivatives settled	0
(Decrease) increase in fair value of derivatives	(234)
Derivative financial liabilities, end of year	(243)
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	(109)		1
Proceeds received from settlement of derivatives	(1,201)		(1,261)
Payment on derivatives settled	1,305		1,221
(Decrease) increase in fair value of derivatives	(14)		(70)
Derivative financial assets, end of year			(109)
Derivative financial liabilities, end of year	(19)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,439
Derivative financial liabilities, beginning of year	(428)
Derivative financial assets, end of year	1,551		1,439
Derivative financial liabilities, end of year	(656)		(428)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	0		(29)
Derivative financial liabilities, beginning of year	(12)
Derivative financial assets, end of year	(11)		0
Derivative financial liabilities, end of year	0		(12)
Before Offset Amount | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, end of year	(283)
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	34
Derivative financial liabilities, beginning of year	0
Derivative financial assets, end of year	36		34
Derivative financial liabilities, end of year	0		0
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,405
Derivative financial liabilities, beginning of year	(307)
Derivative financial assets, end of year	1,453		1,405
Derivative financial liabilities, end of year	(343)		(307)
Before Offset Amount | Cash flow hedges | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	0
Derivative financial liabilities, beginning of year	0
Derivative financial assets, end of year	40		0
Derivative financial liabilities, end of year	(6)	$ (277)	0
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	0
Derivative financial liabilities, beginning of year	(109)
Derivative financial assets, end of year	11		0
Derivative financial liabilities, end of year	$ (30)		$ (109)